UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02120
SECURITY INCOME FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY INCOME FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2010	Rydex|SGI Income Fund High Yield Fund

	Shares	Value
COMMON STOCKS - 0.2%
Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc.*[11]	5,378	$5,319

Oil & Gas Equipment & Services - 0.0%
SemGroup Corporation [1,10]*	3,363	97,107

Publishing - 0.1%
Dex One Corporation *	7,351	205,240
SuperMedia, Inc. *	276	11,288

		216,528

Specialized Finance - 0.1%
CIT Group, Inc. *	4,568	177,969

TOTAL COMMON STOCKS (cost $667,671)		$496,923

	Shares	Value
PREFERRED STOCK - 0.1%
Department Stores - 0.1%
Sears Holdings Corporation
7.00%, 7/15/2042*	3,200	$49,900
7.40%, 2/1/2043*	7,500	126,563

		176,463

Marine Ports & Services - 0.0%
U.S Shipping Corporation [1,10]	14,718	36,795

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage
8.38%, 12/31/2012*	17,000	21,590
Federal National Mortgage Association
5/13/2011	5,000	8,000
12/31/2010	12,000	15,240

		44,830

TOTAL PREFERRED STOCK (cost $1,527,024)		$258,088

	Shares	Value
WARRANTS - 0.0%
SemGroup
$0.00, [1,10]	3,540	$30,090

TOTAL WARRANTS (cost $17,700)		$30,090

	Principal
	Amount	Value
CONVERTIBLE BONDS - 3.1%
Automobiles (including Replacement Parts) - 0.7%
Sonic Automotive, Inc.
5.00%, 2029[2]	$1,200,000	$1,333,500

Brokerage - 0.6%
E*Trade Financial Corporation
0.00%, 2019[2]	750,000	1,197,188

Financial Services - 0.6%
Forest City Enterprises, Inc.
5.00%, 2016[2,3]	1,000,000	1,251,250

Health Care Services - 1.1%
Hologic, Inc.
2.00%, 2037[2,4]	2,550,000	2,282,250
Invacare Corporation
4.13%, 2027[2]	150,000	181,125

		2,463,375

Metals & Minerals - 0.1%
USEC, Inc.
3.00%, 2014[2]	150,000	121,125

TOTAL CONVERTIBLE BONDS (cost $5,201,645)		$6,366,438

	Principal
	Amount	Value
CORPORATE BOND - 87.3%
Aerospace & Defense - 0.1%
L-3 Communications Corporation
6.38%, 2015[2]	$250,000	$256,563

Airlines - 3.4%
American Airlines Pass Through Trust 2001-02
8.61%, 2011[2]	1,300,000	1,300,000
Continental Airlines, Inc.
8.31%, 2011[2]	1,171,486	1,136,341
7.03%, 2011[2]	549,427	554,921
7.34%, 2014[1,10]	1,400,000	1,368,499
Delta Air Lines, Inc.
7.92%, 2010[2]	1,000,000	1,010,000
7.71%, 2011[2]	225,000	223,875
7.78%, 2012[2]	982,008	952,548
United Air Lines, Inc.
9.88%, 2013[2,3]	250,000	262,500

		6,808,684

Automotive - 5.0%
AutoNation, Inc.
6.75%, 2018[2]	200,000	196,976
Ford Motor Credit Company LLC
7.50%, 2012[2]	1,000,000	1,035,481
8.00%, 2014[2]	1,400,000	1,473,858
8.00%, 2016[2]	1,000,000	1,053,623
8.13%, 2020[2]	600,000	629,383
Metaldyne LLC
11.00%, 2012[1,5,10]	500,000	—
Motors Liquidation Company
8.38%, 2033[2,5]	850,000	318,750
Penske Auto Group, Inc.
7.75%, 2016[2]	1,750,000	1,684,375
Sonic Automotive, Inc.
8.63%, 2013[2]	1,790,000	1,841,462
9.00%, 2018[2,3]	1,000,000	1,025,000
TRW Automotive, Inc.
7.25%, 2017[2,3,6]	750,000	723,750

		9,982,658

Banking - 0.4%
FCB Capital Trust
8.05%, 2028[2]	50,000	44,780
Progress Capital Trust I
10.50%, 2027[2]	300,000	312,218
Rabobank Capital Funding II
5.26%, 2049[2,3,6,7]	500,000	445,950

		802,948

Schedule of Investments March 31, 2010	Rydex|SGI Income Fund High Yield Fund

	Principal
	Amount	Value
CORPORATE BOND - 87.3% (continued)
Brokerage - 1.3%
E*Trade Financial Corporation
7.88%, 2015[2]	$1,850,000	$1,776,000
Nuveen Investments, Inc.
10.50%, 2015[2]	750,000	727,500

		2,503,500

Chemicals - 0.4%
PolyOne Corporation
6.58%, 2011[2]	375,000	373,125
8.88%, 2012[2]	500,000	528,750

		901,875

Construction Machinery - 1.8%
Neff Corporation
10.00%, 2015[2]	100,000	9,875
RSC Equipment Rental, Inc.
9.50%, 2014[2]	2,400,000	2,376,000
United Rentals North America, Inc.
10.88%, 2016[2,3,6]	1,250,000	1,359,375

		3,745,250

Consumer Cyclical — Other - 2.3%
Sabre Holdings Corporation
8.35%, 2016[2,4]	3,000,000	2,850,000
VWR Funding, Inc.
10.75%, 2017[2,3]	1,903,231	1,812,828

		4,662,828

Consumer Products - 1.6%
Central Garden and Pet Company
8.25%, 2018[2]	250,000	253,438
Hanesbrands, Inc.
3.83%, 2014[2,6,7]	100,000	95,500
8.00%, 2016[2]	1,500,000	1,552,500
Scotts Miracle-Gro Company
7.25%, 2018[2]	100,000	102,000
Sealy Mattress Company
8.25%, 2014[2]	1,300,000	1,300,000
10.88%, 2016[2,3,6]	90,000	100,800

		3,404,238

Diversified Manufacturing - 0.5%
Bombardier, Inc.
7.75%, 2020[2,3]	1,000,000	1,045,000

Electric - 2.2%
AES Red Oak LLC
8.54%, 2019[2]	2,019,470	2,064,908
East Coast Power LLC
7.07%, 2012[2]	28,123	29,178
NRG Energy, Inc.
8.50%, 2019[2]	2,500,000	2,531,250

		4,625,336

Entertainment - 1.4%
AMC Entertainment, Inc.
8.00%, 2014[2]	1,272,000	1,279,950
Marquee Holdings, Inc.
9.51%, 2014[2]	500,000	418,750
Speedway Motorsports, Inc.
6.75%, 2013[2]	850,000	850,000
8.75%, 2016[2]	475,000	505,875

		3,054,575

Environmental - 0.0%
Casella Waste Systems, Inc.
9.75%, 2013[2]	100,000	100,000

Financial — Other - 2.1%
Harland Clarke Holdings Corporation
9.50%, 2015[2]	2,320,000	2,174,999
Icahn Enterprises, LP
8.00%, 2018[2,3]	1,750,000	1,686,563
International Lease Finance Corporation
8.75%, 2017[2,3]	500,000	511,517

		4,373,079

Financial Companies — Noncaptive Consumer - 3.4%
General Motors Acceptance Corporation
6.75%, 2014[2]	350,000	347,796
8.00%, 2031[2]	1,400,000	1,331,182
Nelnet, Inc.
7.40%, 2036[2,7]	5,270,000	4,382,947
Residential Capital LLC
8.88%, 2015[2,4]	700,000	637,000

		6,698,925

Financial Companies — Noncaptive Diversified - 3.5%
CIT Group, Inc.
7.00%, 2013[2]	53,068	51,609
7.00%, 2014[2]	79,603	75,225
7.00%, 2015[2]	79,603	74,230
7.00%, 2016[2]	132,672	122,390
7.00%, 2017[2]	2,435,740	2,246,969
International Lease Finance Corporation
5.65%, 2014[2]	4,900,000	4,541,359

		7,111,782

Food & Beverage - 2.8%
Bumble Bee Foods LLC
7.75%, 2015[2,3]	800,000	810,000
Constellation Brands, Inc.
8.00%, 2014[2]	1,239,000	1,339,668
7.25%, 2017[2]	1,050,000	1,076,250
Dole Food Company, Inc.
8.88%, 2011[2]	120,000	121,200
Harry & David Operations Corporation
9.00%, 2013[2]	600,000	453,000
Pinnacle Foods Finance LLC
9.25%, 2015[2,3,6]	1,850,000	1,896,250

		5,696,368

Gaming - 5.0%
Boyd Gaming Corporation
7.13%, 2016[2]	925,000	772,375
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012[2,3,6]	2,025,000	2,111,062
MGM Mirage
6.75%, 2012[2]	375,000	354,375
6.75%, 2013[2,6]	250,000	226,250
7.63%, 2017[2]	1,500,000	1,248,750
11.13%, 2017[2,3,6]	200,000	225,000
9.00%, 2020[2,3]	250,000	257,500
Mohegan Tribal Gaming Authority
7.13%, 2014[2]	1,000,000	775,000
6.88%, 2015[2]	2,000,000	1,515,000

Schedule of Investments March 31, 2010	Rydex|SGI Income Fund High Yield Fund

	Principal
	Amount	Value
CORPORATE BOND - 87.3% (continued)
Gaming - 5.0% (continued)
Pinnacle Entertainment, Inc.
7.50%, 2015[2]	$1,950,000	$1,686,749
9.00%, 2017[2,3]	1,000,000	977,500
Station Casinos, Inc.
6.00%, 2012[2,5]	1,575,000	106,313
Turning Stone Resort Casino Enterprise
9.13%, 2014[2,3,6]	100,000	100,000

		10,355,874

Health Care - 6.2%
Apria Healthcare Group, Inc.
12.38%, 2014[2,3,6]	500,000	547,500
11.25%, 2014[2,3,6]	900,000	978,750
HCA, Inc.
9.25%, 2016[2]	2,250,000	2,392,030
7.88%, 2020[2,3,6]	250,000	261,719
Healthsouth Corporation
8.13%, 2020[2]	1,900,000	1,890,500
InvaCare Corporation
9.75%, 2015[2,6]	100,000	107,500
Psychiatric Solutions, Inc.
7.75%, 2015[2,3,6]	1,500,000	1,528,125
US Oncology, Inc.
10.75%, 2014[2]	1,084,000	1,127,360
9.13%, 2017[2]	2,200,000	2,299,000
Vanguard Health Holding Company II LLC
8.00%, 2018[2,3]	1,500,000	1,458,750

		12,591,234

Independent Energy - 2.6%
Copano Energy LLC
8.13%, 2016[2]	100,000	101,375
Energy XXI Gulf Coast, Inc.
10.00%, 2013[2]	4,250,000	4,356,250
Penn Virginia Corporation
10.38%, 2016[2]	250,000	271,250
Petrohawk Energy Corporation
7.88%, 2015[2]	250,000	254,688
Range Resources Corporation
7.38%, 2013[2]	175,000	178,500
Southwestern Energy Company
7.50%, 2018[2]	100,000	108,500

		5,270,563

Industrial — Other - 0.1%
Anixter, Inc.
5.95%, 2015[2]	250,000	240,000

Insurance — Property & Casualty - 0.6%
HUB International Holdings, Inc.
10.25%, 2015[2,3,6]	1,200,000	1,149,000
Nationwide Mutual Insurance Company
8.25%, 2031[2,3,6]	150,000	151,947

		1,300,947

Media — Cable - 0.1%
Belden, Inc.
7.00%, 2017[2]	200,000	197,000
CSC Holdings LLC
6.75%, 2012[2]	22,000	23,018

		220,018

Media — Non Cable - 4.9%
Block Communications, Inc.
8.25%, 2015[2,3,6]	525,000	525,000
CMP Susquehanna Corporation
9.88%, 2014[2]	800,000	276,000
GeoEye, Inc.
9.63%, 2015[2,3]	1,350,000	1,380,375
Idearc, Inc.
8.00%, 2016[2,5]	23,450	5,863
Intelsat S.A.
7.63%, 2012[2]	1,525,000	1,555,499
Interpublic Group of Companies, Inc.
10.00%, 2017[2,3,6]	500,000	565,625
Morris Publishing Group LLC
10.00%, 2014[2]	323,185	298,946
Nielsen Finance LLC
12.50%, 2011[2,4]	1,000,000	950,000
Radio One, Inc.
6.38%, 2013[2]	1,350,000	1,108,688
Reader’s Digest Association, Inc.
9.00%, 2017[2,5]	100,000	1,000
Satelites Mexicanos S.A. de CV
8.98%, 2011[2,7]	3,178,505	2,987,794
Viasat, Inc.
8.88%, 2016[2,3,6]	250,000	255,625

		9,910,415

Metals & Mining - 2.9%
Asia Aluminum Holdings, Ltd.
8.00%, 2011[2,3,5,6]	1,200,000	144,000
FMG Finance Pty, Ltd.
10.63%, 2016[2,3,6]	2,495,000	2,875,488
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[2,3,5,6]	3,880,000	2,483,200
Noble Group, Ltd.
6.63%, 2015[2,3,6]	450,000	465,750

		5,968,438

Natural Gas Pipelines - 1.3%
Regency Energy Partners, LP
8.38%, 2013[2]	2,470,000	2,562,625

Oil Field Services - 1.6%
Aquilex Holdings LLC
11.13%, 2016[2,3]	250,000	268,750
Key Energy Services, Inc.
8.38%, 2014[2]	2,250,000	2,275,313
Parker Drilling Company
9.13%, 2018[2,3]	500,000	511,875
Stallion Oilfield Services
9.75%, 2015[2,3,5,6]	300,000	192,000

		3,247,938

Packaging - 2.4%
Ball Corporation
6.88%, 2012[2]	350,000	353,500
Graham Packaging Company, LP
9.88%, 2014[2]	1,000,000	1,037,500
Reynolds Group Issuer, Inc.
7.75%, 2016[2,3]	1,800,000	1,849,500
Rock-Tenn Company
9.25%, 2016[2]	100,000	109,000

Schedule of Investments March 31, 2010	Rydex|SGI Income Fund High Yield Fund

	Principal
	Amount	Value
CORPORATE BOND - 87.3% (continued)
Solo Cup Company
8.50%, 2014[2]	$1,600,000	$1,564,000

		4,913,500

Paper - 2.0%
Appleton Papers, Inc.
10.50%, 2015[2,3,6]	2,750,000	2,736,250
Sino-Forest Corporation
10.25%, 2014[2,3,6]	1,225,000	1,356,688

		4,092,938

Pharmaceuticals - 2.7%
Catalent Pharma Solutions, Inc.
10.25%, 2015[2]	5,687,063	5,587,539

Railroads - 1.0%
Kansas City Southern Railway
13.00%, 2013[2]	1,750,000	2,082,500

Refining - 2.4%
Frontier Oil Corporation
6.63%, 2011[2]	200,000	201,500
Tesoro Corporation
6.50%, 2017[2]	1,600,000	1,471,999
9.75%, 2019[2]	800,000	836,000
United Refining Company
10.50%, 2012[2]	1,650,000	1,575,750
Western Refining, Inc.
11.25%, 2017[2,3,6]	1,000,000	900,000

		4,985,249

REIT’s - 4.2%
Forest City Enterprises, Inc.
7.63%, 2015[2]	2,213,000	2,058,090
6.50%, 2017[2]	1,000,000	805,000
HCP, Inc.
6.70%, 2018[2]	1,350,000	1,375,847
Hospitality Properties Trust
6.70%, 2018[2]	2,850,000	2,813,953
HRPT Properties Trust
0.86%, 2011[2,7]	875,000	861,130
Rouse Company, LP
8.00%, 2009[2,5]	775,000	866,063

		8,780,083

Restaurants - 0.6%
Dave & Buster’s, Inc.
11.25%, 2014[2]	1,200,000	1,260,000

Retailers - 3.2%
Ferrellgas Partners, LP
8.63%, 2020[2]	1,000,000	1,000,000
General Nutrition Centers, Inc.
4.89%, 2014[2,7]	1,250,000	1,182,813
Neiman Marcus Group, Inc.
10.38%, 2015[2]	2,250,000	2,323,125
Saks, Inc.
9.88%, 2011[2]	950,000	999,875
Toys R Us Property Company I LLC
10.75%, 2017[2,3,6]	1,000,000	1,115,000

		6,620,813

Services - 4.3%
KAR Auction Services, Inc.
8.75%, 2014[2]	2,700,000	2,754,000
Travelport LLC
9.88%, 2014[2]	1,650,000	1,724,250
11.88%, 2016[2]	850,000	931,813
West Corporation
9.50%, 2014[2]	1,450,000	1,489,875
11.00%, 2016[2]	1,750,000	1,855,000

		8,754,938

Technology - 2.4%
Amkor Technology, Inc.
9.25%, 2016[2]	3,275,000	3,455,125
Seagate Technology HDD Holdings
6.80%, 2016[2]	950,000	952,375
SunGard Data Systems, Inc.
10.63%, 2015[2]	400,000	436,000

		4,843,500

Telecommunications — Wireless - 2.8%
Clearwire Communications LLC
12.00%, 2015[2,3,6]	500,000	510,000
Digicel Group, Ltd.
10.50%, 2018[2,3]	100,000	103,750
MetroPCS Wireless, Inc.
9.25%, 2014[2]	325,000	332,313
SBA Telecommunications, Inc.
8.00%, 2016[2,3,6]	750,000	789,375
Sprint Capital Corporation
6.90%, 2019[2]	4,350,000	3,980,250

		5,715,688

Telecommunications — Wirelines - 0.1%
Qwest Corporation
7.88%, 2011[2]	100,000	106,000

Textile - 0.7%
Invista
9.25%, 2012[2,3,6]	500,000	506,250
Phillips-Van Heusen Corporation
8.13%, 2013[2]	950,000	965,438

		1,471,688

Transportation Services - 1.0%
American Railcar Industries, Inc.
7.50%, 2014[2]	250,000	238,750
Avis Budget Car Rental LLC
9.63%, 2018[2,3]	1,250,000	1,306,250
Kansas City Southern de Mexico S.A. de CV
7.63%, 2013[2]	250,000	255,625
Stena AB
7.50%, 2013[2]	250,000	256,250

		2,056,875

TOTAL CORPORATE BOND (cost $168,629,570)		$178,712,972

	Principal
	Amount	Value
SENIOR FLOATING RATE INTERESTS - 1.7%
Broadcast Radio & Television - 0.4%
Young Broadcasting, Inc., Term Loan
0.00%, 2012[2,8]	965,000	841,963

		841,963

Schedule of Investments March 31, 2010	Rydex|SGI Income Fund High Yield Fund

	Principal
	Amount	Value
SENIOR FLOATING RATE INTERESTS - 1.7% (continued)
Brokerages, Security Dealers & Investment Houses - 0.1%
Gartmore Investment
Management, Term Loan B-2
2.25%, 2014[2,8]	$191,190	$178,126

Building & Development - 0.2%
South Edge, LLC, Term Loan C
0.00%, 2025[2,8]	1,000,000	383,333

Business Equipment & Services - 0.2%
Open Solutions, Inc., Term Loan - 1st Lien (Jan 07)
2.37%, 2014[2,8]	515,829	451,350

Electronic & Electric - 0.2%
Sabre Holdings Corporation, Term Loan
2.25%, 2014[2,8]	249,306	230,788
2.50%, 2014[2,8]	232,172	214,927

		445,715

Leisure - 0.1%
Metro-Goldwyn-Mayer Holdings II, Inc., Term Loan B (Apr 05)
0.00%, 2012[2,8]	388,889	185,556

Publishing - 0.5%
GateHouse Media, Inc., DD Term Loan B (Feb 07)
2.40%, 2014[2,8]	124,714	59,825
2.25%, 2014[2,8]	10,103	4,847
GateHouse Media, Inc., Initial Term Loan
2.25%, 2014[2,8]	364,130	174,673
Media News Group, Inc., Term Loan B
4.73%, 2010[2,8]	1,882	894
Media News Group, Inc., Term Loan B (Aug 04)
4.73%, 2010[2,8]	724,459	344,118
Tribune Company, Term Loan B
0.00%, 2014[2,8]	493,750	313,737

		898,094

TOTAL SENIOR FLOATING RATE INTERESTS (cost $5,258,107)		$3,384,137

	Principal
	Amount	Value
COMMERCIAL PAPER - 7.3%
Diversified Manufacturing - 2.0%
General Electric Company
0.02%, 04/08/2010[2]	$4,000,000	$3,999,984

Financial Companies — Captive - 1.7%
General Electric Capital Corporation
0.10%, 04/06/2010[2]	3,500,000	3,499,951

Non U.S. Banking - 3.6%
Barclays Funding LLC
0.13%, 04/01/2010[2]	3,500,000	3,500,000
BNP Paribas Finance, Inc.
0.13%, 04/07/2010[2]	4,000,000	3,999,914

		7,499,914

TOTAL COMMERCIAL PAPER (cost $14,999,849)		$14,999,849

Total Investments - 99.7% [9] (cost $196,301,566)		$204,248,497
Cash & Other Assets, Less Liabilities - 0.3%		514,979

Total Net Assets - 100.0%		$204,763,476

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $194,888,336.

*	Non-income producing security

[1]	Value determined based on Level 3 inputs.

[2]	Value determined based on Level 2 inputs.

[3]	Security was acquired through a private placement.

[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[5]	Security is in default of interest and/or principal obligations.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $27,428,729 (cost $26,606,859), or 13.4% of total net assets.

[7]	Variable rate security. Rate indicated is rate effective at March 31, 2010.

[8]	Security is a senior floating rate interest. See Notes to Financial Statements for additional information.

[9]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[10]	Security was fair valued by the Valuation committee at March 31, 2010. The total market value of fair valued securities amounts to $1,532,492 (cost $2,008,629), or 0.7% of total net assets.

[11]	Security is deemed illiquid. The total market value of illiquid securities is $5,319 (cost $234,709), or 0.0% of total net assets.

Schedule of Investments March 31, 2010	Rydex|SGI Income Fund U.S. Intermediate Bond Fund

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.0%
Brokerage - 0.0%
E*Trade Financial Corporation
8.00%, 2019[1]	$25,000	$39,906

TOTAL CONVERTIBLE BONDS (cost $25,379)		$39,906

	Principal
	Amount	Value
CORPORATE BOND - 52.1%
Automotive - 0.0%
Affinia Group, Inc.
9.00%, 2014[1]	30,000	29,850
Sonic Automotive, Inc.
8.63%, 2013[1]	23,000	23,661

		53,511

Banking - 10.9%
Citigroup, Inc.
6.38%, 2014[1]	500,000	534,152
6.01%, 2015[1]	500,000	525,284
JPMorgan Chase & Company
4.65%, 2014[1]	2,500,000	2,641,647
6.30%, 2019[1]	1,000,000	1,103,556
Kaupthing Bank HF
3.49%, 2010[1,2,3,4]	5,000,000	1,337,500
Merrill Lynch & Company, Inc.
5.30%, 2015[1]	3,000,000	3,105,848
Morgan Stanley
6.00%, 2014[1]	500,000	540,069
4.10%, 2015[1]	2,000,000	1,989,246
Standard Chartered plc
6.41%, 2049[1,3,4,5]	3,250,000	2,967,486
Wells Fargo & Company
4.38%, 2013[1]	1,000,000	1,055,344

		15,800,132

Brokerage - 2.2%
BlackRock, Inc.
6.25%, 2017[1]	3,000,000	3,299,967

Building Materials - 0.2%
CRH America, Inc.
6.95%, 2012[1]	300,000	326,155
Legrand France S.A.
8.50%, 2025[1]	20,000	23,173

		349,328

Chemicals - 1.8%
Geo Specialty Chemicals
7.50%, 2015[6,9]	11,056	5,528
Mosaic Global Holdings, Inc.
7.38%, 2018[1]	18,000	20,147
PPG Industries, Inc.
7.40%, 2019[1]	350,000	401,418
Praxair, Inc.
4.63%, 2015[1]	1,000,000	1,065,632
5.20%, 2017[1]	1,050,000	1,112,368

		2,605,093

Diversified Manufacturing - 1.8%
ITT Corporation
4.90%, 2014[1]	2,500,000	2,655,014

Electric - 3.9%
AES Corporation
8.75%, 2013[1,3,4]	26,000	26,390
Allegheny Energy Supply Company LLC
8.25%, 2012[1,3,4,7]	65,000	71,690
American Water Capital Corporation
6.09%, 2017[1]	2,000,000	2,138,961
Arizona Public Service Company
6.38%, 2011[1]	300,000	318,569
DPL, Inc.
6.88%, 2011[1]	25,000	26,741
Duke Energy Ohio, Inc.
5.70%, 2012[1]	300,000	325,018
NorthWestern Corporation
5.88%, 2014[1]	14,000	14,355
Oncor Electric Delivery Company LLC
6.38%, 2015[1]	300,000	331,905
PSEG Energy Holdings LLC
8.50%, 2011[1]	34,000	35,028
Sherwin-Williams Company
3.13%, 2014[1]	2,500,000	2,512,293

		5,800,950

Entertainment - 0.2%
AMC Entertainment, Inc.
8.00%, 2014[1]	46,000	46,288
Walt Disney Company
4.50%, 2013[1]	300,000	323,078

		369,366

Environmental - 0.1%
Allied Waste North America, Inc.
5.75%, 2011[1]	50,000	51,881
Browning-Ferris Industries, Inc.
9.25%, 2021[1]	20,000	24,501

		76,382

Financial — Other - 0.0%
AAC Group Holding Corporation
10.25%, 2012[1,3,7]	5,000	4,994
PXRE Capital Trust I
8.85%, 2027[1]	31,000	26,195

		31,189

Financial Companies - 2.1%
JPMorgan Chase Capital XXIX
6.70%, 2040[1]	120,000	3,020,400

Financial Companies — Noncaptive Consumer - 0.2%
Residential Capital LLC
8.50%, 2012[1,7]	350,000	338,625

Financial Companies — Noncaptive Diversified - 0.7%
General Electric Capital Corporation
6.00%, 2012[1]	1,000,000	1,083,815

Food & Beverage - 2.1%
Brown-Forman Corporation
5.00%, 2014[1]	1,000,000	1,081,698

Schedule of Investments March 31, 2010	Rydex|SGI Income Fund U.S. Intermediate Bond Fund

	Principal
	Amount	Value
CORPORATE BOND - 52.1% (continued)
Food & Beverage - 2.1% (continued)
General Mills, Inc.
5.25%, 2013[1]	$1,000,000	$1,091,723
5.70%, 2017[1]	800,000	867,820
Harry & David Operations Corporation
5.25%, 2012[1,5]	12,000	8,940

		3,050,181

Health Care - 1.0%
Medtronic, Inc.
3.00%, 2015[1]	1,500,000	1,492,479
Tenet Healthcare Corporation
6.38%, 2011[1]	12,000	12,045
9.25%, 2015[1,7]	58,000	60,828

		1,565,352

Independent Energy - 1.8%
Devon Financing Corporation ULC
6.88%, 2011[1]	2,300,000	2,481,727
Whiting Petroleum Corporation
7.25%, 2012[1]	10,000	10,025
7.25%, 2013[1]	4,000	4,050

		2,495,802

Industrial - 2.2%
Praxair, Inc.
2.13%, 2013[1]	3,250,000	3,257,937

Industrial — Other - 1.4%
Johns Hopkins University
5.25%, 2019[1]	2,000,000	2,092,200

Insurance - 0.3%
Hartford Financial Services Group, Inc.
4.00%, 2015[1]	500,000	495,331

Insurance — Life - 0.7%
RenaissanceRe Holdings, Ltd.
5.88%, 2013[1]	1,000,000	1,074,480

Insurance — Property & Casualty - 0.7%
Berkshire Hathaway Finance Corporation
4.75%, 2012[1]	1,000,000	1,069,295
TIG Holdings, Inc.
8.60%, 2027[1,3,4]	34,000	25,330

		1,094,625

Integrated Energy - 1.0%
BP Capital Markets plc
5.25%, 2013[1]	1,000,000	1,100,425
Statoil ASA
2.90%, 2014[1]	500,000	499,998

		1,600,423

Media — Cable - 3.0%
Omnicom Group, Inc.
6.25%, 2019[1]	4,000,000	4,333,128

Media — Non Cable - 1.3%
DIRECTV Holdings LLC
3.55%, 2015[1,3]	2,000,000	1,967,894
Sinclair Broadcast Group, Inc.
8.00%, 2012[1]	4,000	3,970

		1,971,864

Metals & Mining - 0.0%
ArcelorMittal USA Partnership
9.75%, 2014[1]	38,000	39,235

Natural Gas Pipelines - 1.6%
Express Pipeline, LP
6.47%, 2013[1,3,4]	90,667	92,106
Transcontinental Gas Pipe Line Company LLC
7.00%, 2011[1]	2,000,000	2,135,402
Williams Companies, Inc.
8.75%, 2032[1,7]	18,000	21,930

		2,249,438

Packaging - 0.0%
Constar International, Inc.
3.62%, 2012[1,4,5]	15,000	12,431

Paper - 0.0%
Georgia-Pacific LLC
8.00%, 2024[1]	51,000	54,060

Pharmaceuticals - 4.8%
AstraZeneca plc
5.90%, 2017[1]	1,250,000	1,396,159
GlaxoSmithKline Capital, Inc.
4.85%, 2013[1]	1,500,000	1,625,851
Novartis Securities Investment, Ltd.
5.13%, 2019[1]	1,500,000	1,589,822
Wyeth
5.50%, 2013[1,7]	2,000,000	2,189,123

		6,800,955

Railroads - 0.0%
Kansas City Southern de Mexico S.A. de CV
9.38%, 2012[1]	35,000	35,875

Restaurants - 0.7%
Starbucks Corporation
6.25%, 2017[1]	1,000,000	1,084,309

Retailers - 0.0%
Toys R US, Inc.
7.38%, 2018[1]	21,000	20,160

Services - 0.0%
Cornell Companies, Inc.
10.75%, 2012[1]	30,000	30,338

Technology - 0.7%
Microsoft Corporation
2.95%, 2014[1]	1,000,000	1,015,252

Schedule of Investments March 31, 2010	Rydex|SGI Income Fund U.S. Intermediate Bond Fund

	Principal
	Amount	Value
CORPORATE BOND - 52.1% (continued)
Technology - 0.7% (continued)
Nortel Networks, Ltd.
6.88%, 2023[1,2]	$31,000	$9,610

		1,024,862

Telecommunications — Wireless - 2.0%
AT&T, Inc.
4.85%, 2014[1]	700,000	751,582
Millicom International Cellular S.A.
10.00%, 2013[1,7]	42,000	43,575
Vodafone Group plc
5.50%, 2011[1]	2,000,000	2,097,160

		2,892,317

Telecommunications — Wirelines - 1.6%
AT&T Corporation
7.30%, 2011[1,7]	37,000	40,444
8.00%, 2031[1,7]	37,000	44,983
BellSouth Corporation
6.00%, 2011[1]	2,000,000	2,140,717
Qwest Corporation
3.51%, 2013[1,5]	10,000	10,088

		2,236,232

Transportation Services - 0.4%
Ship Finance International, Ltd.
8.50%, 2013[1]	46,000	45,540
United Parcel Service, Inc.
3.88%, 2014[1]	500,000	523,797

		569,337

U.S. Banking - 0.7%
American Express Bank FSB
3.15%, 2011[1]	1,000,000	1,036,559

TOTAL CORPORATE BOND (cost $77,651,141)		$76,601,203

	Principal
	Amount	Value
PREFERRED STOCK - 0.5%
Insurance Brokers - 0.5%
Woodbourne Capital Trust I
1.53%, 2049[3,5,6,9]	950,000	168,901
Woodbourne Capital Trust II
1.57%, 2049[3,5,6,9]	950,000	168,901
Woodbourne Capital Trust III
1.58%, 2049[3,5,6,9]	950,000	168,900
Woodbourne Capital Trust IV
1.58%, 2049[3,5,6,9]	950,000	168,900

		675,602

TOTAL PREFERRED STOCK (cost $3,818,354)		$675,602

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 2.3%
Other Non-Agency - 2.3%
C.M.O.’s - 2.3%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.23%, 2035[1,5]	$596,982	$539,305
Countrywide Alternative Loan Trust
2005-30CB, 0.55%, 2035[1,5]	2,522,620	1,077,246
Homebanc Mortgage Trust
2006-1, 2.80%, 2037[1,5]	783,785	500,648
JP Morgan Mortgage Trust
2006-A3, 3.49%, 2036[1,5]	117,899	102,635
Master Adjustable Rate Mortgages Trust
2003-5, 1.96%, 2033[1,5]	1,373,924	1,116,351

		3,336,185

		3,336,185

U.S. Government Sponsored
Agencies - 0.0%
C.M.O.’s - 0.0%
Federal National Mortgage Association
FNR 1990-108 G, 7.00%, 2020[1]	24,474	27,136

		27,136

U.S. Government Sponsored
Securities - 0.0%
Pass Throughs - 0.0%
Government National Mortgage Association
G2 1849, 8.50%, 2024[1]	3,139	3,648
#518436, 7.25%, 2029[1]	18,279	20,556

		24,204

		24,204

TOTAL MORTGAGE BACKED SECURITIES (cost $5,438,469)		$3,387,525

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.3%
Home Equity Loans - 1.3%
Ameriquest Mortgage Securities, Inc.
2005-R7, 0.51%, 2035[1,5]	$159,723	$158,469
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.51%, 2035[1,5]	854,437	795,444
Residential Asset Mortgage Products, Inc.
2005-RS7, 0.51%, 2035[1,5]	859,487	765,549
Residential Asset Securities Corporation
2005-KS7, 0.48%, 2035[1,5]	163,733	160,872

		$1,880,334

TOTAL ASSET BACKED SECURITIES (cost $2,037,381)		$1,880,334

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 8.2%
Federal Home Loan Bank
3.00%, 6/11/2010[1]	$10,000,000	$10,053,400
1.25%, 10/14/2010[1]	2,000,000	2,008,634

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $12,001,447)		$12,062,034

Schedule of Investments March 31, 2010	Rydex|SGI Income Fund U.S. Intermediate Bond Fund

	Principal
	Amount	Value
U.S. GOVERNMENT SECURITIES - 30.4%
U.S. Treasury Notes
0.88%, 3/31/2011	$8,000,000	$8,033,440
1.38%, 3/15/2012	6,000,000	6,045,936
1.38%, 5/15/2012	6,500,000	6,540,118
2.75%, 2/28/2013	8,000,000	8,279,376
3.50%, 5/31/2013	4,500,000	4,755,236
2.38%, 3/31/2016	4,000,000	3,868,752
2.75%, 2/15/2019	4,000,000	3,712,812
3.38%, 11/15/2019	3,500,000	3,377,227

TOTAL U.S. GOVERNMENT SECURITIES (cost $44,701,919)		$44,612,897

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 6.7%
UMB Financial Corporation, 0.06%, dated 3/31/2010, matures 4/1/2010; repurchase amount $9,888,016 (collateralized by U.S. Treasury Note, 1.375%, 3/15/2012 with a value of $10,085,826)[1]	$9,888,000	$9,888,000

TOTAL REPURCHASE AGREEMENT (cost $9,888,000)		$9,888,000

Total Investments - 101.5% [8] (cost $155,562,090)		$149,147,501
Liabilities, Less Cash & Other Assets - (1.5)%		(2,204,788)

Total Net Assets - 100.0%		$146,942,713

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $156,312,665.
plc    Public Limited Company

[1]	Value determined based on Level 2 inputs.

[2]	Security is in default of interest and/or principal obligations.

[3]	Security was acquired through a private placement.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $4,532,933 (cost $8,457,737), or 3.1% of total net assets.

[5]	Variable rate security. Rate indicated is rate effective at March 31, 2010.

[6]	Value determined based on Level 3 inputs.

[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[8]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[9]	Security is fair valued by the Valuation Committee at March 31, 2010. The total market value of fair valued securities amounts to $681,130 (cost $3,828,709), or 0.5% of total net assets.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
For federal income tax purposes, the amounts of unrealized appreciation (depreciation for each Series’ investments were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
High Yield Fund	$17,612,822	$(8,252,661)	$9,360,161
U.S. Intermediate Bond Fund	2,659,028	(9,824,192)	(7,165,164)
2. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1	—	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of March 31, 2010. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
		quoted prices in	significant
		active markets	other	significant
		for identical	observable	unobservable
Description	Total	assets	inputs	inputs
Security Income Fund:
High Yield Fund
ASSETS:
Common Stocks	$496,923	$399,816	$—	$97,107
Preferred Stock	258,088	221,293	—	36,795
Warrants	30,090	—	—	30,090
Convertible Bonds	6,366,438	—	6,366,438	—
Corporate Bond	178,712,972	—	177,344,473	1,368,499
Senior Floating Rage Interests	3,384,137	—	3,384,137	—
Commercial Paper	14,999,849	—	14,999,849	—

Total	204,248,497	621,109	202,094,897	1,532,491

U.S. Intermediate Bond Fund
ASSETS:
Convertible Bond	39,906	—	39,906	—
Corporate Bond	76,601,203	—	76,595,675	5,528
Preferred Stock	675,602	—	—	675,602
Mortgage Backed Securities	3,387,525	—	3,387,525	—
Asset Backed Securities	1,880,334	—	1,880,334	—
U.S. Government Sponsored Agency Bonds & Notes	12,062,034	—	12,062,034	—
U.S. Government Securities	44,612,897		44,612,897	—
Repurchase Agreement	9,888,000	—	9,888,000	—

Total	149,147,501	—	148,466,371	681,130

NOTES TO FINANCIAL STATEMENTS (continued)
3. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Investments
High Yield Fund
ASSETS:
Beginning Balance	$1,397,436
Total realized gains or losses included in earnings	—

Total unrealized gains or losses included in earnings	135,055

Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	1,532,491

U.S. Intermediate Bond Fund
ASSETS:
Beginning Balance	$717,097
Total realized gains or losses included in earnings	—

Total unrealized gains or losses included in earnings	(35,967)

Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	681,130

4. Senior Loans
Senior loans in which the Funds invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2009.
5. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY INCOME FUND
By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	May 28, 2010

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	May 28, 2010